Schedule of Investments
May 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–76.90%
Australia–1.76%
Mirvac Group	5,494,048	$8,896,281
Stockland	1,044,171	2,992,305
		11,888,586
Canada–2.17%
Allied Properties REIT	260,200	7,977,670
Chartwell Retirement Residences	453,185	4,446,397
Summit Industrial Income REIT	151,100	2,298,426
		14,722,493
Denmark–0.26%
Orsted A/S(a)	15,749	1,781,815
France–1.58%
Gecina S.A.	52,167	6,138,888
ICADE	78,097	4,539,466
		10,678,354
Germany–3.08%
Aroundtown S.A.	1,347,270	6,314,927
Sirius Real Estate Ltd.	1,183,958	1,729,434
Vonovia SE	336,973	12,827,171
		20,871,532
Hong Kong–3.17%
Hang Lung Properties Ltd.	831,000	1,551,967
Hongkong Land Holdings Ltd.	281,400	1,303,001
Link REIT	223,500	2,022,489
New World Development Co. Ltd.	1,280,000	4,877,139
Sun Hung Kai Properties Ltd.	883,000	10,757,188
Wharf Real Estate Investment Co. Ltd.	195,000	941,722
		21,453,506
Japan–8.33%
Daiwa House REIT Investment Corp.	1,147	2,835,615
Daiwa Office Investment Corp.	440	2,371,999
Daiwa Securities Living Investments Corp.	2,304	2,111,335
GLP J-Reit(b)	3,040	3,909,764
Japan Metropolitan Fund Investment Corp.	4,303	3,636,800
Japan Prime Realty Investment Corp.	950	3,027,055
Japan Real Estate Investment Corp.	1,065	5,280,520
LaSalle Logiport REIT	4,397	6,252,353
Mitsui Fudosan Co. Ltd.	422,800	9,225,567
Mitsui Fudosan Logistics Park, Inc.(b)	1,090	4,699,987
Nippon Accommodations Fund, Inc.	1,029	5,352,764
ORIX JREIT, Inc.	1,224	1,768,897
Sumitomo Realty & Development Co. Ltd.	91,800	2,470,108
Tokyu Fudosan Holdings Corp.	677,400	3,482,028
		56,424,792
Shares		Value
Mexico–0.65%
PLA Administradora Industrial, S. de R.L. de C.V.	1,391,800	$2,082,697
Prologis Property Mexico S.A. de C.V.	890,684	2,328,482
		4,411,179
Singapore–1.76%
CapitaLand Integrated Commercial Trust	2,829,696	4,516,191
CapitaLand Investment Ltd.	638,100	1,836,678
Mapletree Commercial Trust	1,813,579	2,353,752
Mapletree Industrial Trust	1,793,700	3,243,357
		11,949,978
Spain–1.16%
Cellnex Telecom S.A.(a)	173,321	7,826,374
Sweden–0.45%
Wihlborgs Fastigheter AB	357,174	3,024,793
United Kingdom–3.07%
Assura PLC	3,305,206	2,991,473
Big Yellow Group PLC	233,775	3,971,010
Derwent London PLC	61,749	2,315,894
Land Securities Group PLC	268,355	2,596,144
Segro PLC	386,009	5,394,438
Tritax Big Box REIT PLC	1,381,960	3,548,757
		20,817,716
United States–49.46%
Agree Realty Corp.	110,240	7,669,397
Alexandria Real Estate Equities, Inc.	27,354	4,539,396
American Homes 4 Rent, Class A	317,055	11,718,353
American Tower Corp.	31,224	7,997,403
Apple Hospitality REIT, Inc.	252,346	4,216,702
AvalonBay Communities, Inc.	73,689	15,324,364
Crown Castle International Corp.	40,113	7,607,430
DiamondRock Hospitality Co.(b)	627,645	6,458,467
Digital Realty Trust, Inc.	34,885	4,869,597
Duke Realty Corp.	355,175	18,763,895
Equinix, Inc.	13,545	9,306,634
Essential Properties Realty Trust, Inc.(c)	228,540	5,228,995
Extra Space Storage, Inc.	13,927	2,481,791
Gaming and Leisure Properties, Inc.	157,977	7,396,483
Healthpeak Properties, Inc.	314,791	9,346,145
Hilton Worldwide Holdings, Inc.	31,438	4,428,357
Host Hotels & Resorts, Inc.	588,002	11,754,160
Invitation Homes, Inc.	332,971	12,559,666
Kimco Realty Corp.	259,982	6,148,574
Life Storage, Inc.	76,837	8,971,488
Mid-America Apartment Communities, Inc.	68,649	12,425,469
National Retail Properties, Inc.	82,436	3,651,915
Outfront Media, Inc.	235,900	4,866,617
Prologis, Inc.	252,531	32,192,652
Public Storage	10,189	3,368,891
Regency Centers Corp.	117,371	8,005,876
RLJ Lodging Trust	170,102	2,284,470
Ryman Hospitality Properties, Inc.(b)	24,282	2,168,140

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Shares		Value
United States–(continued)
Simon Property Group, Inc.	48,327	$5,540,691
SITE Centers Corp.	202,048	3,176,195
STAG Industrial, Inc.	155,484	5,177,617
Sunstone Hotel Investors, Inc.(b)(c)	746,751	8,938,609
UDR, Inc.	421,437	20,144,689
Urban Edge Properties(c)	386,434	7,284,281
Ventas, Inc.	380,867	21,610,394
VICI Properties, Inc.	463,567	14,301,042
Welltower, Inc.	146,877	13,085,272
		335,010,117
Total Common Stocks & Other Equity Interests (Cost $464,972,848)		520,861,235
Preferred Stocks–14.98%
United States–14.98%
American Homes 4 Rent, 5.88%, Series G, Pfd. (Acquired 07/10/2017-08/07/2020; Cost $2,112,642)(d)	84,200	2,101,632
American Homes 4 Rent, 6.25%, Series H, Pfd. (Acquired 09/12/2018-08/05/2020; Cost $4,999,431)(d)	200,100	5,188,593
DiamondRock Hospitality Co., 8.25%, Pfd.	168,578	4,597,122
Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	121,800	3,015,768
Dominion Energy, Inc., 7.25%, Series A, Conv. Pfd.	34,560	3,511,642
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A, Pfd. (Acquired 08/16/2007; Cost $3,310,244)(d)(e)	195,800	490
National Storage Affiliates Trust, 6.00%, Series A, Pfd.	243,300	6,028,974
Pebblebrook Hotel Trust, 6.38%, Series E, Pfd.	223,861	4,741,376
Pebblebrook Hotel Trust, 6.30%, Series F, Pfd.	173,676	3,730,560
PS Business Parks, Inc., 5.25%, Series X, Pfd. (Acquired 07/01/2021-10/20/2021; Cost $7,269,535)(d)	275,600	6,019,104
PS Business Parks, Inc., 5.20%, Series Y, Pfd. (Acquired 07/06/2021-09/09/2021; Cost $7,325,581)(d)	273,400	5,776,942
Public Storage, 5.15%, Series F, Pfd.	14,600	365,438
Rexford Industrial Realty, Inc., 5.63%, Series C, Pfd.	100,500	2,443,155
RLJ Lodging Trust, 1.95%, Series A, Conv. Pfd.	192,400	5,181,332
Saul Centers, Inc., 6.13%, Series D, Pfd.	2,347	55,154
SITE Centers Corp., 6.38%, Series A, Pfd.	214,100	5,429,576
SL Green Realty Corp., 6.50%, Series I, Pfd.	217,900	5,595,672
Summit Hotel Properties, Inc., 6.25%, Series E, Pfd. (Acquired 08/03/2018-10/28/2021; Cost $10,805,530)(d)	466,864	10,271,008
UMH Properties, Inc., 6.75%, Series C, Pfd.	287,500	7,245,000
UMH Properties, Inc., 6.38%, Series D, Pfd.	438,900	11,134,893
Shares		Value
United States–(continued)
Vornado Realty Trust, 5.40%, Series L, Pfd.	213,400	$4,807,902
Vornado Realty Trust, 5.25%, Series M, Pfd.	200,000	4,264,000
Total Preferred Stocks (Cost $109,242,853)		101,505,333
Principal Amount
Asset-Backed Securities–1.69%
Hilton USA Trust, Series 2016-HHV, Class E, 4.19%, 11/05/2038(a)(f)	$1,761,000	1,607,763
Natixis Commercial Mortgage Securities Trust,
Series 2020-2PAC, Class AMZ3, 3.50%, 01/15/2037(a)(f)	5,326,000	4,931,136
Series 2020-2PAC, Class MSK1, 3.25%, 12/15/2036(a)(f)	172,000	157,955
One Market Plaza Trust, Series 2017-1MKT, Class E, 4.14%, 02/10/2032(a)	5,040,000	4,729,702
Total Asset-Backed Securities (Cost $11,621,825)		11,426,556

U.S. Dollar Denominated Bonds & Notes–1.28%
United States–1.28%
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/2025(a)	3,438,000	3,426,683
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(a)	4,000,000	3,857,900
VICI Properties L.P./VICI Note Co., Inc., 4.25%, 12/01/2026(a)	1,500,000	1,426,560
Total U.S. Dollar Denominated Bonds & Notes (Cost $8,770,006)		8,711,143
Shares
Money Market Funds–4.83%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(g)(h)	11,018,472	11,018,472
Invesco Liquid Assets Portfolio, Institutional Class, 0.75%(g)(h)	9,100,275	9,099,365
Invesco Treasury Portfolio, Institutional Class, 0.54%(g)(h)	12,592,539	12,592,539
Total Money Market Funds (Cost $32,708,989)		32,710,376
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.68% (Cost $627,316,521)		675,214,643
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.30%
Invesco Private Government Fund, 0.74%(g)(h)(i)	2,638,403	2,638,403
Invesco Private Prime Fund, 0.87%(g)(h)(i)	6,155,659	6,156,275
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,794,678)		8,794,678
TOTAL INVESTMENTS IN SECURITIES—100.98% (Cost $636,111,199)		684,009,321
OTHER ASSETS LESS LIABILITIES–(0.98)%		(6,653,454)
NET ASSETS–100.00%		$677,355,867
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $29,745,888, which represented 4.39% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Restricted security. The aggregate value of these securities at May 31, 2022 was $29,357,769, which represented 4.33% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2022.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,667,046	$32,629,436	$(36,278,010)	$-	$-	$11,018,472	$4,031
Invesco Liquid Assets Portfolio, Institutional Class	11,532,209	23,306,740	(25,736,881)	170	(2,873)	9,099,365	7,777
Invesco Treasury Portfolio, Institutional Class	16,762,339	37,290,784	(41,460,584)	-	-	12,592,539	7,861
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,034,078	79,479,601	(81,875,276)	-	-	2,638,403	4,278*
Invesco Private Prime Fund	11,746,181	146,559,416	(152,146,995)	-	(2,327)	6,156,275	12,632*
Total	$59,741,853	$319,265,977	$(337,497,746)	$170	$(5,200)	$41,505,054	$36,579

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$11,888,586	$—	$11,888,586
Canada	14,722,493	—	—	14,722,493
Denmark	—	1,781,815	—	1,781,815
France	—	10,678,354	—	10,678,354
Germany	—	20,871,532	—	20,871,532
Hong Kong	—	21,453,506	—	21,453,506
Japan	—	56,424,792	—	56,424,792
Mexico	4,411,179	—	—	4,411,179
Singapore	—	11,949,978	—	11,949,978
Spain	—	7,826,374	—	7,826,374
Sweden	—	3,024,793	—	3,024,793
United Kingdom	—	20,817,716	—	20,817,716
United States	436,514,960	20,137,699	490	456,653,149
Money Market Funds	32,710,376	8,794,678	—	41,505,054
Total Investments	$488,359,008	$195,649,823	$490	$684,009,321
Invesco Global Real Estate Income Fund